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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

     For the monthly distribution period from July 1, 2006 to July 31, 2006

                    Commission File Number of issuing entity:
                                  333-131196-02

                        Home Equity Loan Trust 2006-HSA3
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131196

                Residential Funding Mortgage Securities II, Inc.
              (Exact name of depositor as specified in its charter)

                         Residential Funding Corporation
               (Exact name of sponsor as specified in its charter)

                     Delaware                                       None
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
       organization of the issuing entity)                   Identification No.)

c/o Residential Funding Corporation, as Master Servicer
         8400 Normandale Lake Boulevard                             55437
          Minneapolis, Minnesota 55437                              (Zip Code)
    (Address of principal executive offices of
                 issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


           Title of Class            Registered/reported pursuant to (check one)        Name of exchange
                                                                                       (If Section 12(b))
                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
Class A Home Equity Loan-Backed
Term Notes, Series 2006-HSA3             [___]         [___]         [ X ]               _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

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

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

     The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

     Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement dated May 24, 2006 relating to the Home Equity Loan Trust 2006-HSA3 Home Equity Loan-Backed Term Notes, Series 2006-HSA3, Class A, dated May 24, 2006, and related Prospectus dated May 17, 2006 (collectively, the "Prospectus"), of the Home Equity Loan Trust 2006-HSA3 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

                           PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

See Exhibit 99.2.

ITEM 8 - Other Information.

Nothing to report.

ITEM 9 - Exhibits

        (a)    Documents filed as part of this report.

Exhibit 99.1   August 2006 Monthly Statement to Noteholders

Exhibit 99.2 Financial Statements of Financial Security Assurance Inc. (incorporated by reference to the unaudited consolidated financial statements of Financial Security Assurance Inc. included in the Quarterly Report on Form 10-Q for the period ended June 30, 2006 filed by Financial Security Assurance Holdings Ltd. with the Securities and Exchange Commission).

        (b)    Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 4.3 Servicing Agreement dated as of May 25, 2006 among Residential Funding Corporation, as master servicer, JPMorgan Chase Bank, N.A., as indenture trustee, and the Home Equity Loan Trust 2006-HSA3, as issuer (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 9, 2006).

Exhibit 4.4 Amended and Restated Trust Agreement dated as of May 25, 2006 between Residential Funding Mortgage Securities II, Inc., as depositor, and Wilmington Trust Company, as owner trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K/A filed by the Issuing Entity with the Securities and Exchange Commission on June 12, 2006).

Exhibit 4.5 Indenture dated as of May 25, 2006 between Home Equity Loan Trust 2006-HSA3, as issuer, and JPMorgan Chase Bank, N.A., as indenture trustee, and Appendix A thereto (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 9, 2006).

Exhibit 10.1 Home Equity Loan Purchase Agreement dated as of May 25, 2006 by Residential Funding Mortgage Securities II, Inc., as purchaser, and Residential Funding Corporation, as seller (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 9, 2006).

Exhibit 10.2 Financial Guaranty Surety Bond issued by Financial Security Assurance Inc. relating to Home Equity Loan-Backed Notes, Series 2006-HSA3 (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 9, 2006).

Exhibit 99.1   August 2006 Monthly Statement to Noteholders

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  August 25, 2006



                                    Home Equity Loan Trust 2006-HSA3
                                    (Issuing entity)

                                    By:  Residential Funding Corporation, as
                                         Master Servicer


                                            By:  /s/ Darsi Meyer
                                                 Name:   Darsi Meyer
                                                 Title:  Director

                                  EXHIBIT INDEX

Exhibit 99.1   August 2006 Monthly Statement to Noteholders

Exhibit 99.2 Financial Statements of Financial Security Assurance Inc. (incorporated by reference to the unaudited consolidated financial statements of Financial Security Assurance Inc. included in the Quarterly Report on Form 10-Q for the period ended June 30, 2006 filed by Financial Security Assurance Holdings Ltd. with the Securities and Exchange Commission)

                EXHIBIT 99.1 -- MONTHLY STATEMENT TO NOTEHOLDERS

                                  EXHIBIT 99.2

            FINANCIAL STATEMENTS OF FINANCIAL SECURITY ASSURANCE INC.

The unaudited consolidated financial statements of Financial Security Assurance Inc. included in the Quarterly Report on Form 10-Q for the period ended June 30, 2006 filed by Financial Security Assurance Holdings Ltd. with the Securities and Exchange Commission are hereby incorporated by reference in this Exhibit 99.2 to Report on Form 10-D.

                                       7
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